Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation
2. Basis of Preparation
2.1 Application of IFRS
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas that require a more complex and higher level of judgment or areas that require significant assumptions and estimations are disclosed in Note 2.4.
2.1.1 The Group has applied the following amended standards for the first time for its annual reporting period commencing January 1, 2023.

•	Amendments to IFRS No.17 Insurance Contract
2.1.1.1 Major Accounting Policy Changes
IFRS No.17,
‘Insurance Contracts’
, which replaces IFRS No.4,
‘Insurance Contracts’
, is effective for fiscal years beginning on or after January 1, 2023. The main features of IFRS No.17 are the measurement of current value of insurance liabilities, recognition of insurance revenue on an accrual basis, and separation of investment components from host insurance contract. In other words, according to IFRS No.4, insurance liabilities are measured using past information (interest rates at the time of insurance sales, etc.), and when the company receives premiums, the premiums received are recognized as insurance revenue on a cash basis. On the other hand, according to IFRS No.17, insurance liabilities are measured at current value using a discount rate that reflects assumptions and risks at the present time (reporting time), and insurance revenue reflects services provided by insurance companies to policyholders for each fiscal year. Therefore, revenue is recognized on an accrual basis, and investment components are separated from host insurance contract. When an insurance company prepares financial statements by applying IFRS No.17, significant differences from the past financial statements are as follows.
(Measurement of Insurance liabilities, etc.)
Under IFRS No.17, the Group estimates all cash flows from insurance contracts and measures the insurance liabilities using discount rate that reflects assumptions and risks at the reporting date.
In detail, the Group identifies a group and portfolio of insurance contracts that are onerous based on the possibility of becoming onerous, similar risks and managed together. The possibility of becoming onerous of insurance contracts is determined by risk adjustment for non-financial
risk and the ratio of contractual service margin at the initial recognition of the insurance contract. The Group determines the minimum level of group of insurance contracts at initial recognition as unit of account; and the level of the group determined is not reassessed subsequently. The Group does not include contracts issued more than one year apart within the same group of insurance contracts, except addressed in transition clauses.
The groups of insurance contracts are measured as the sum of the estimate of future cash flows (including cash flows related to policy loans and reflecting time value of money, etc.), risk adjustment, and the contractual service margin. With the adoption of IFRS No.17, account of the contractual service margin was introduced, which means unearned profit that would be recognized by providing insurance service in the future.
Meanwhile, reinsurance contracts mean insurance contracts issued by a reinsurance company to compensate claims arising from original insurance contracts issued by other insurance companies. The groups of insurance contracts also apply assumptions consistent with the groups of original insurance contracts when estimating the present value of future cash flows for the groups of insurance contracts ceded.
(Recognition and measurement of financial performance)
Under IFRS No.17, the Group recognizes insurance revenue on an accrual basis for services (insurance coverage) provided to the policyholder by each annual reporting period, excluding investment component (refunds due to termination and maturity) to be paid to the policyholder regardless of the insured event.
The Group also includes the time value of money, financial risk and effects of their fluctuations related to the group of insurance contracts and the Group has selected accounting policy whether the insurance finance income or expenses for the periods are disaggregated to profit or loss, or other comprehensive income.
(Accounting policy for transition of insurance contracts)
Under transition requirements of IFRS No.17, the Group shall adjust the original cost-based measurement to current measurement by applying the fully retrospective approach, modified retrospective approach or fair value approach, for the group of insurance contracts issued before the transition date (the beginning of the annual reporting period immediately preceding initial application date of January 1, 2022).
In principle, the Group shall identify, recognize and measure (the fully retrospective approach) each group of insurance contracts as if IFRS No.17 had always applied before the transition date. If this method is impracticable, the Group can apply the modified retrospective approach or the fair value approach. However, the fair value approach can be applied even though it is possible to apply the fully retrospective approach for the group of insurance contracts with direct participation features that meet specific requirements.
Meanwhile, the modified retrospective approach is a way to obtain results very close to the fully retrospective approach by using all reasonable and supportable information available without undue cost or effort. The fair value approach is a way to measure group of insurance contracts using fair value measurements based on IFRS No.13
Fair Value Measurements
. When applying the fair value approach, contractual service margin or loss component of the liability for remaining coverage at the transition date are measured as the difference between the fair value of a group of insurance contracts at that date and the fulfilment cash flows measured at that date.
KB Life Insurance Co., Ltd. applied the fully retrospective approach for the group of insurance contracts issued within three years before the transition date as of January 1, 2022 (the contracts issued from 2019 to 2021); and applied the fair value approach for the group of insurance contracts issued three years before the transition date (the contracts issued before 2019). Especially, when applying the fully retrospective approach for the group of insurance contracts that former Prudential Life Insurance Company of Korea Ltd. had, the contractual service margin thereof for initial recognition was measured applying the fair value of the business combination in accordance with IFRS No.17 paragraph for ‘initial recognition of transfers of insurance contracts and business combinations’.
Additionally, KB Insurance Co., Ltd. applied the fully retrospective approach for the group of insurance contracts issued within four years before the transition date (the contracts issued from 2018 to 2021); and applied the fair value approach for the group of insurance contracts issued more than four years before the transition date (the contracts issued before 2018).
Under IFRS No.17, the Group measures insurance liabilities at their present value using a discount rate that reflects assumptions and risks at current point in time (the reporting date). Generally, the general model is applied to general life insurance contracts, while the premium allocation approach is used for general non-life
insurance contracts with a guaranteed period of one year or less at the initial recognition date.

Changes in major accounting policies following the application of IFRS No.17 are shown in the table below.

	IFRS No.4	IFRS No.17
Insurance contract liability measurement	Measured at cost using past information.	Measured at current value using information at the time of reporting

Measured by local actuarial principles, consists mainly of ① Premium reserve which is calculated based on the net insurance premium received for future claim payments, ② Unearned premium reserve which is premium received but allocated to the following period, ③ Reserve for outstanding claims which is calculated based on the estimated amount to be paid, and ④ Reserve for dividend to policyholders which comprises amount confirmed but not yet paid and amount reserved for next year’s dividend

Necessary to select a Transition approach that adjusts the past group of insurance contracts to the current value at the date of transition. (Fully/modified retrospective approach or fair value approach)
Calculated by discounting Estimated future cash flows measured as the probability-weighted average of all possible outcomes for cash flows within the contract boundary.

Separate account
In accordance with the Insurance Business Act and the Enforcement Rules of The Insurance Business Act, Separate account is established and operated for the assets equivalent to the reserve for retirement insurance contracts, retirement pension contracts, variable life insurance contracts, variable annuity contracts, variable universal life insurance contracts, and variable universal life annuity insurance contracts. Corresponding assets and liabilities are recognized as separate account assets and separate account liabilities. The income and expenses from the performance dividend paying insurance contract separate account is not recognized in the consolidated statement of comprehensive income, but the income and expenses from the guaranteed investment insurance contract separate account is recognized in the consolidated statement of comprehensive income as separate account income and separate account expenses.

Separate account is not used in IFRS No.17. Instead, the separate account that existed under IFRS No.4 is combined with the general accounts and presented together without distinction in IFRS No.17. Except for the changes related to financial assets subject to IFRS No.9 and insurance contract liabilities(assets) subject to IFRS No.17, the effect of the changes from transition to IFRS No.17 is the result of the combination of separate accounts into general accounts.

Liability adequacy test
Liability adequacy test is conducted for all contracts to which IFRS No.4 Insurance Contracts apply, in consideration of current estimates of all cash inflows and cash outflows from the insurance contracts at the end of the reporting period. If the assessment shows that the carrying amount of its insurance liabilities is inadequate in the light of the estimated future cash flows, the entire deficiency is recognized in profit or loss.

Liability adequacy test is not conducted under IFRS No.17. Instead, the fulfillment cash flows are updated at each reporting date to reflect current estimates of the amounts, timing, and uncertainty of future cash flows.

	IFRS No.4	IFRS No.17
Recognition of insurance revenue	Application of the cash basis in which premiums received are recognized as insurance revenue	Recognition of revenue by reflecting services provided to policyholders by the Group for each fiscal year (accrual basis)
	Investment-type items such as cancellation and maturity refunds are also included in insurance income.	Investment components (cancellation, maturity refund) are excluded from insurance income
Policy loan	Recognized as a separate asset	Recognition as included in insurance contract liabilities
Deferred acquisition cost	Deferred acquisition costs are recorded as a separate asset	Deferred acquisition costs are not separately recognized.
	Insurance contract liabilities are evaluated based on net insurance premiums (excluding business expenses)	Insurance contract liabilities are evaluated based on operating insurance premiums (including business expenses)
Financial assets
Applying IFRS No.4 paragraph 35B, the overlay approach is applied to designated financial assets, which allows the Group to reclassify between profit or loss and other comprehensive income an amount that results in the profit of loss at the end of the reporting period for the designated financial assets being the same as if the Group had applied IAS No.39 to the designated financial assets.

The overlay approach under IFRS No.4 is no longer applied and IFRS No.17 paragraph C29 is applied instead. IFRS No.17 paragraph C29 allows the Group to reassess the business model of an eligible financial asset (which could result in the reclassification of financial assets), to designate and revoke the designation of a financial asset as measured at fair value through profit or loss, and to designate and revoke the designation of an investment in an equity instrument as at fair value through other comprehensive income.

(Changes in the consolidated statement of financial position and consolidated statement of comprehensive income)
The effect of the change in accounting policy following the initial application of IFRS No.17 to the consolidated statement of financial position as of January 1 and December 31, 2022 and the consolidated statement of comprehensive income for the year ended December 31, 2022 is as follows.

1) Consolidated statement of financial position as of January 1, 2022

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Assets			Assets
Cash and due from financial institutions	￦	31,009,374	Cash and due from financial institutions	￦	31,677,868	￦	668,494
Financial assets at fair value through profit or loss		66,005,815	Financial assets at fair value through profit or loss		71,656,497		5,650,682
Derivative financial assets		3,721,370	Derivative financial assets		3,721,370		—
Loans measured at amortized cost		417,900,273	Loans measured at amortized cost		414,384,822		(3,515,451)
Financial investments		104,847,871	Financial investments		107,691,616		2,843,745
Investments in associates and joint ventures		448,718	Investments in associates and joint ventures		448,718		—
			Insurance contract assets		4,672		4,672
			Reinsurance contract assets		1,646,494		1,646,494
Property and equipment		5,239,898	Property and equipment		5,239,898		—
Investment property		2,514,944	Investment property		2,514,944		—
Intangible assets		3,266,357	Intangible assets		1,786,812		(1,479,545)
Net defined benefit assets		100,083	Net defined benefit assets		100,083		—
Current income tax assets		98,798	Current income tax assets		98,798		—
Deferred income tax assets		159,093	Deferred income tax assets		159,093		—
Assets held for sale		237,318	Assets held for sale		237,318		—
Assets of a disposal group held for sale		171,749	Assets of a disposal group held for sale		171,749		—
Other assets		28,174,173	Other assets		14,174,195		(13,999,978)

Total assets	￦	663,895,834	Total assets	￦	655,714,947	￦	(8,180,887)

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Liabilities			Liabilities
Financial liabilities at fair value through profit or loss	￦	12,088,980	Financial liabilities at fair value through profit or loss	￦	12,088,980	￦	—
Derivative financial liabilities		3,682,258	Derivative financial liabilities		3,684,334		2,076
Deposits		372,023,918	Deposits		377,046,282		5,022,364
Borrowings		56,912,374	Borrowings		56,912,374		—
Debentures		67,430,188	Debentures		67,430,188		—
Insurance liabilities		57,165,936	Insurance contract liabilities		54,446,927		(2,719,009)
			Reinsurance contract liabilities		41,377		41,377
Provisions		808,604	Provisions		777,590		(31,014)
Net defined benefit liabilities		225,521	Net defined benefit liabilities		225,521		—
Current income tax liabilities		662,672	Current income tax liabilities		663,506		834
Deferred Income tax liabilities		1,470,981	Deferred Income tax liabilities		1,876,736		405,755
Other liabilities		43,130,482	Other liabilities		31,155,093		(11,975,389)

Total liabilities	￦	615,601,914	Total liabilities	￦	606,348,908	￦	(9,253,006)

Equity			Equity
Share capital	￦	2,090,558	Share capital	￦	2,090,558	￦	—
Hybrid securities		2,838,221	Hybrid securities		2,838,221		—
Capital surplus		16,940,231	Capital surplus		16,940,231		—
Accumulated other comprehensive income		1,047,274	Accumulated other comprehensive income		1,375,644		328,370
Accumulated other comprehensive income relating to assets of a disposal group held for sale		7,671	Accumulated other comprehensive income relating to assets of a disposal group held for sale		7,671		—
Retained earnings		25,672,815	Retained earnings		26,416,564		743,749
Treasury shares		(1,136,188)	Treasury shares		(1,136,188)		—
Non-controlling interests		833,338	Non-controlling interests		833,338		—

Total equity	￦	48,293,920	Total equity	￦	49,366,039	￦	1,072,119

2) Consolidated statement of financial position as of December 31, 2022

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Assets			Assets
Cash and due from financial institutions	￦	32,063,421	Cash and due from financial institutions	￦	32,474,750	￦	411,329
Financial assets at fair value through profit or loss		64,935,344	Financial assets at fair value through profit or loss		70,092,497		5,157,153
Derivative financial assets		9,446,134	Derivative financial assets		9,446,580		446
Loans measured at amortized cost		436,530,502	Loans measured at amortized cost		433,038,931		(3,491,571)
Financial investments		116,588,575	Financial investments		115,452,659		(1,135,916)
Investments in associates and joint ventures		682,670	Investments in associates and joint ventures		682,669		(1)
			Insurance contract assets		83,304		83,304
			Reinsurance contract assets		1,495,966		1,495,966
Property and equipment		4,991,467	Property and equipment		4,991,467		—
Investment property		3,148,340	Investment property		3,148,340		—
Intangible assets		3,200,399	Intangible assets		1,858,470		(1,341,929)
Net defined benefit assets		478,934	Net defined benefit assets		478,934		—
Current income tax assets		204,690	Current income tax assets		204,690		—
Deferred income tax assets		251,085	Deferred income tax assets		188,372		(62,713)
Assets held for sale		211,758	Assets held for sale		211,758		—
Other assets		28,437,529	Other assets		14,815,439		(13,622,090)

Total assets	￦	701,170,848	Total assets	￦	688,664,826	￦	(12,506,022)

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Liabilities			Liabilities
Financial liabilities at fair value through profit or loss	￦	12,271,604	Financial liabilities at fair value through profit or loss	￦	12,271,604	￦	—
Derivative financial liabilities		9,506,709	Derivative financial liabilities		9,509,769		3,060
Deposits		388,888,452	Deposits		393,928,904		5,040,452
Borrowings		71,717,366	Borrowings		71,717,366		—
Debentures		68,698,203	Debentures		68,698,203		—
Insurance liabilities		58,230,303	Insurance contract liabilities		45,969,434		(12,260,869)
			Reinsurance contract liabilities		31,728		31,728
Provisions		968,819	Provisions		933,701		(35,118)
Net defined benefit liabilities		85,745	Net defined benefit liabilities		85,745		—
Current income tax liabilities		997,675	Current income tax liabilities		998,681		1,006
Deferred Income tax liabilities		22,693	Deferred Income tax liabilities		1,561,857		1,539,164
Other liabilities		40,140,365	Other liabilities		28,850,033		(11,290,332)

Total liabilities	￦	651,527,934	Total liabilities	￦	634,557,025	￦	(16,970,909)

Equity			Equity
Share capital	￦	2,090,558	Share capital	￦	2,090,558	￦	—
Hybrid securities		4,434,251	Hybrid securities		4,434,251		—
Capital surplus		16,940,731	Capital surplus		16,940,731		—
Accumulated other comprehensive income		(2,713,053)	Accumulated other comprehensive income		1,249,922		3,962,975
Retained earnings		28,446,513	Retained earnings		28,948,425		501,912
Treasury shares		(836,188)	Treasury shares		(836,188)		—
Non-controlling interests		1,280,102	Non-controlling interests		1,280,102		—

Total equity	￦	49,642,914	Total equity	￦	54,107,801	￦	4,464,887

3) Consolidated statement of comprehensive income for the year ended December 31, 2022

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Net interest income	￦	13,112,934	Net interest income *	￦	11,515,325	￦	(1,597,609)
Interest income		20,788,518	Interest income		20,787,577		(941)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		19,912,128	Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		19,841,175		(70,953)
Interest income on financial instruments measured at fair value through profit or loss		876,390	Interest income on financial instruments measured at fair value through profit or loss		929,735		53,345
			Insurance finance interest income		16,667		16,667
Interest expenses		(7,675,584)	Interest expenses		(9,272,252)		(1,596,668)
Interest expenses		(7,675,584)	Interest expenses		(7,776,631)		(101,047)
			Insurance finance interest expense		(1,495,621)		(1,495,621)
Net fee and commission income		3,321,632	Net fee and commission income		3,514,902		193,270
Fee and commission income		5,121,520	Fee and commission income		5,125,930		4,410
Fee and commission expense		(1,799,888)	Fee and commission expense		(1,611,028)		188,860
Net insurance income		696,513	Insurance service result		1,311,091		614,578
Insurance income		17,136,842	Insurance income		10,072,490		(7,064,352)
Insurance income		17,136,842	Insurance income		9,550,101		(7,586,741)
			Reinsurance income		522,389		522,389
Insurance expense		(16,440,329)	Insurance expense		(8,761,399)		7,678,930
Insurance expense		(16,440,329)	Insurance service expense		(7,989,645)		8,450,684
			Reinsurance expense		(771,754)		(771,754)
Net gains (losses) on financial instruments at fair value through profit or loss		247,357	Net gains (losses) on financial instruments at fair value through profit or loss		(1,139,818)		(1,387,175)
			Other insurance finance income		841,227		841,227
Net other operating expenses		(2,365,791)	Net other operating expenses		(2,262,123)		103,668
General and administrative expenses		(7,537,802)	General and administrative expenses		(6,643,654)		894,148
Operating income before provision for credit losses		7,474,843	Operating income before provision for credit losses		7,136,950		(337,893)

IFRS No.4		IFRS No.17		Net increase (decrease)
(In millions of Korean won)
Provision for credit losses	(1,835,988)	Provision for credit losses	(1,847,775)	(11,787)
Net operating income	5,638,855	Net operating income	5,289,175	(349,680)
Net non-operating income	156,771	Net non-operating income	160,569	3,798
Share of loss of associates and joint ventures	(28,758)	Share of loss of associates and joint ventures	(28,755)	3
Net other non-operating income (expenses)	185,529	Net other non-operating income (expenses)	189,324	3,795
Profit before income tax expense	5,795,626	Profit before income tax expense	5,449,744	(345,882)
Income tax expense	(1,622,387)	Income tax expense	(1,518,343)	104,044
Profit for the year	4,173,239	Profit for the year	3,931,401	(241,838)
Other comprehensive income for the year, net of tax	(3,511,437)	Other comprehensive income for the year, net of tax	123,168	3,634,605
Comprehensive income that will not be reclassified to profit or loss	(652,979)	Comprehensive income that will not be reclassified to profit or loss	(653,319)	(340)
Remeasurements of net defined benefit liabilities	239,702	Remeasurements of net defined benefit liabilities	239,701	(1)
Share of other comprehensive income of associates and joint ventures	183	Share of other comprehensive income of associates and joint ventures	183	—
Gains on equity securities at fair value through other comprehensive income	(931,731)	Gains on equity securities at fair value through other comprehensive income	(932,058)	(327)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	38,867	Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	38,855	(12)
Comprehensive income that may be reclassified subsequently to profit or loss	(2,858,458)	Comprehensive income that may be reclassified subsequently to profit or loss	776,487	3,634,945
Currency translation differences	164,530	Currency translation differences	165,568	1,038
Losses on debt securities at fair value through other comprehensive income	(2,375,084)	Losses on debt securities at fair value through other comprehensive income	(5,342,895)	(2,967,811)
Share of other comprehensive income (loss) of associates and joint ventures	(545)	Share of other comprehensive income (loss) of associates and joint ventures	(545)	—
Gains (losses) on cash flow hedging instruments	31,474	Gains (losses) on cash flow hedging instruments	26,168	(5,306)
Gains (losses) on hedging instruments of net investments in foreign operations	(79,085)	Gains (losses) on hedging instruments of net investments in foreign operations	(79,085)	—

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Other comprehensive loss arising from separate account		(159,619)					159,619
Gains on overlay adjustment		(440,129)					440,129
			Insurance finance income(expense)		6,007,276		6,007,276
Total comprehensive income for the year	￦	661,802	Total comprehensive income for the year	￦	4,054,569	￦	3,392,767

Profit attributable to:		4,173,239	Profit attributable to:		3,931,401		(241,838)
Shareholders of the Parent Company		4,394,830	Shareholders of the Parent Company		4,152,992		(241,838)
Non-controlling interests		(221,591)	Non-controlling interests		(221,591)		—
Total comprehensive income for the year attributable to:		661,802	Total comprehensive income for the year attributable to:		4,054,569		3,392,767
Shareholders of the Parent Company		869,854	Shareholders of the Parent Company		4,262,621		3,392,767
Non-controlling interests		(208,052)	Non-controlling interests		(208,052)		—

*	Includes insurance interest income and insurance interest expense on insurance contract assets and liabilities.

•	Amendments to IAS No.1 Presentation of Financial Statements – Accounting Policy Disclosure
The amendments require an entity to define and disclose their material accounting policy information. IFRS Practice Statement 2
 Making Materiality Judgements
was amended to explain and demonstrate how to apply the concept of materiality. These amendments do not have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.8 Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates
The amendments introduce the definition of accounting estimates and clarify how to distinguish changes in accounting estimates from changes in accounting policies. These amendments do not have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.12 Income Taxes – Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
The amendments narrow the scope of the deferred tax recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. These amendments do not have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.1 Presentation of Financial Statements – Disclosure of gains or losses on valuation of financial liabilities with exercise price adjustment conditions
The amendments require disclosures about gains or losses on valuation occurred for the reporting period (but are limited to those included in profit or loss) for the conversion options or warrants (or financial liabilities with warrants), if all or part of the financial instrument whose exercise price is adjusted due to the issuers’ stock price fluctuations, are classified as financial liabilities according to paragraph 11 of IFRS No.32
Financial Instruments: Presentation
. These amendments do not have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.12 Income Taxes – International Tax Reform: Pillar 2 Model Rules
The amendment reflects the enactment of laws reflecting the Pillar 2 Model Rules for International Tax Reform aimed at reforming international taxation for multinational enterprises. It temporarily relaxes the accounting treatment of deferred tax resulting from this law and requires disclosure of related current year income tax effects. The Group has applied a temporary exemption provision regarding the recognition and disclosure of deferred taxes related to the Pillar 2 rules. As this law is scheduled to be enacted on January 1, 2024, it will not have an impact on consolidated financial statements. Meanwhile, the Group is reviewing the impact of the global minimum tax.
2.1.2 The following new and amended standards have been published that are not mandatory for December 31, 2023 reporting period and have not been adopted by the Group.

•	Amendments to IAS No.1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current
The amendments clarify that liabilities are classified as either current or non-current,
depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise the right to defer settlement of the liability or the management’s expectations thereof. Also, the settlement of liability includes the transfer of the entity’s own equity instruments; however, it would be excluded if an option to settle the liability by the transfer of the entity’s own equity instruments is recognized separately from the liability as an equity component of a compound financial instrument. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendment of IAS No.7 “Statements of Cash Flow” and IFRS No.7 “Financial Instruments: Disclosures” – Disclosure of Supplier Finance Arrangements
The amendments require disclosure of the effects of supplier finance arrangements on the Group’s liabilities, cash flows and exposure to liquidity risk. This amendment will be applied to the financial statements for the accounting year beginning on or after January 1, 2024. The Group expects that this amendment will not have a significant impact on the consolidated financial statements.

•	Amendment of IFRS No.16 “Leases” – Lease Liability in a Sale and Leaseback
The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. This amendment will be applied to the financial statements for the accounting year beginning on or after January 1, 2024. The Group expects that this amendment will not have a significant impact on the consolidated financial statements.

•	Amendment of IAS No.1 “Presentation of Financial Statements” – Disclosure of Virtual Asset
The amendments require additional disclosure for virtual assets held by the Group, virtual assets entrusted by customers to the Group, and the issuance and transfer of virtual assets. This amendment will be applied to the financial statements for the accounting year beginning on or after January 1, 2024. The Group expects that this amendment will not have a significant impact on the consolidated financial statements.

2.2 Measurement Basis
The consolidated financial statements have been prepared based on the historical cost accounting model unless otherwise specified.
2.3 Functional and Presentation Currency
Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.
2.4 Critical Accounting Estimates
The Group applies accounting policies and uses judgements, accounting estimates, and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses) in preparing the consolidated financial statements. Management’s estimates of outcomes may differ from actual outcomes if management’s estimates and assumptions based on management’s best judgment are different from the actual environment.
Estimates and underlying assumptions are continually evaluated, and changes in accounting estimates are recognized in the period in which the estimates are changed and in any future periods affected.
Uncertainties in estimates and assumptions with significant risks that may result in material adjustments to the consolidated financial statements are as follows:
2.4.1 Income taxes
As the income taxes on the Group’s taxable income is calculated by applying the tax laws of various countries and the decisions of tax authorities, there is uncertainty in calculating the final tax effect.
If a certain portion of the taxable income is not used for investments, wages, etc. in accordance with the Korean regulation called ‘Special Taxation for Facilitation of Investment and Mutually-beneficial Cooperation’, the Group is liable to pay additional income tax calculated based on the tax laws. Therefore, the effect of recirculation of corporate income should be reflected in current and deferred income tax. As the Group’s income tax is dependent on the actual investments, wages, etc. per each year, there are uncertainties in measuring the final tax effects during the period when the tax law is applied.
2.4.2 Fair value of financial instruments
The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors, assumptions in fair value determination, and other risks.
As described in the material accounting policies in Note 3.3 Recognition and Measurement of Financial Instruments, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
2.4.3 Allowances and provisions for credit losses
The Group recognizes and measures allowances for credit losses of debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, and lease receivables. Also, the
Group
recognizes and measures provisions for credit losses of acceptances and guarantees, and unused loan commitments. Accuracy of allowances and provisions for credit losses is dependent upon estimation of expected cash flows of the borrower subject to individual assessment of impairment, and upon assumptions and variables of model used in collective assessment of impairment and estimation of provisions for credit losses of acceptances and guarantees, and unused loan commitments.
2.4.4 Measurement of net defined benefit assets(liabilities)
The present value of the net defined benefit assets(liabilities) is affected by changes in the various factors determined by the actuarial method.
2.4.5 Impairment of goodwill
The recoverable amounts of cash-generating units are determined based on value-in-use
calculations to test whether impairment of goodwill has occurred.
2.4.6 The judgment and estimation uncertainty in measurement of insurance contracts
2.4.6.1 Methods used to measure the future cash flows and estimation process of input variable
The estimated future cash flows are measured as the probability-weighted average of all possible outcomes, utilizing all reasonable and relevant information available without excessive cost or effort. Market and non-market
variables are considered in measuring the cash flows within the boundary of the insurance contract. While deterministic scenarios (representing a range of probabilities) are typically used for calculating the probability-weighted average, probabilistic scenarios are employed when cash flows are influenced by complex underlying factors and nonlinear responses to economic conditions. The cash flows within the boundary of an insurance contract portfolio include both directly attributable cash flows and cash flows allocated from a higher level than the insurance contract portfolio. These cash flows are systematically and reasonably allocated, ensuring consistent methods are applied for similar types of cash flows.
The key assumptions used in estimating the future cash flows of the Group are as follows:

•
Loss ratio: The loss ratio refers to the ratio of insurance claims paid to policyholders to the premiums received by the insurance company for providing risk coverage services to policyholders. The loss ratio, which is an estimation of future premiums and claims payable, is estimated based on objective and reliable data, using the best available methods to suit the intended application. Objective and reliable data refers to the most recent measured results made using the Group’s experience statistics, insurance industry statistics, or national statistics, and others. It also means the best method that reasonably distinguishes characteristics such as the policyholder’s gender, contract type, risk characteristics by distribution channel, and others.

•
Expense ratio: Expense ratio refers to the costs incurred by insurance companies for the sale and management of insurance contracts. Expense ratio is calculated primarily considering the ongoing costs incurred by the insurance company, taking into account the going concern, and includes the allocation of both fixed and variable indirect expenses directly related to insurance contracts. Expense ratio also considers costs such as contract acquisition expense (regardless of whether premiums are paid or not), contract maintenance expense, and claims expense, distributed in order to manage cost by product and distribution channel.

•
Lapse ratio: The lapse ratio is an estimate of future cancellations or lapses of insurance contracts among current customers of the insurance company. It is calculated for the purpose of predicting the level of future current premium payments and cancellation refunds. The statistics used for estimation primarily rely on experience statistics of the Group, and lapse ratio is calculated based on characteristics such as product type, distribution channel, payment method, and others, which can significantly affect lapse ratio.

2.4.6.2 Estimation of Discretionary Cash Flows
Some contracts issued by the Group grant discretion to the Group regarding cash flows to be paid to policyholders. Changes in discretionary cash flows are considered related to future services and adjust the contractual service margin. The Group identifies changes in discretionary cash flow by identifying assured cash flows at the initial recognition date of the contract. However, if it is not possible to distinguish between the portion considered assured and the portion considered discretionary, the profit within the estimated fulfillment cash flows is considered assured and is updated to reflect current assumptions related to financial risk.
2.4.6.3 Estimation of Risk Adjustment for
Non-Financial
Risk
Risk adjustment for
non-financial
risk is to adjust the present value estimates of future cash flows to reflect the compensation required by the Group for bearing the uncertainty about the amount and timing of cash flows arising from non-financial
risk. This adjustment reflects the uncertainty of cash flows arising from all non-financial
risks related to the insurance contracts and is estimated separately from all of the other estimates. The Group uses the confidence lever technique and the cost of capital methods for determining the risk adjustment for non-financial
risk. Changes in risk adjustment for
non-financial
risk are disclosed separately for insurance service results and insurance finance income. The Group calculates this adjustment considering the diversification effect at the consolidated level and then allocated to individual contract units.
2.4.6.4 Estimation of Discount Rate
The discount rate should only include relevant factors such as the time value of money, characteristics of cash flows from insurance contracts, and liquidity characteristics, and should be calculated using observable input variables to the maximum extent possible. The discount rate should also reflect all reasonable and supportable information on internal and external non-market
variables available without undue cost or effort. The Group estimates the discount rate using a bottom-up
approach.
In the
bottom-up
approach, the discount rate is calculated using an unleveraged yield curve adjusted to reflect the characteristics of cash flows and liquidity of insurance contracts. To reflect the liquidity characteristics of insurance contracts, the risk-free yield curve is adjusted for illiquidity premium.
2.4.6.5 Estimation of Investment Component
The investment component is the amount that the Group must repay to policyholders under insurance contracts in all circumstances, regardless of the occurrence of insurance events. The Group classifies cash outflows such as maturity refunds, cancellation refunds, annuity payments, and cash flows related to insurance policy loans as investment components.
2.4.6.6 Estimation of Coverage Units
The quantity of insurance contract services provided is calculated based on the expected coverage period and maximum coverage amount (insurance amount), and for investment (related) services it is calculated based on the premium reserve (net of insurance policy loans). If insurance contracts within the group provide multiple services, weights are applied based on the total premium of each service. The quantity of services for each period and expected coverage period are calculated based on the expected persistency ratio applied in estimating the fulfillment cash flows, applied the present value effect.